Cover	Aug. 23, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2021
Entity File Number	001-38105
Entity Registrant Name	180 LIFE SCIENCES CORP.
Entity Central Index Key	0001690080
Entity Tax Identification Number	81-3832378
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3000 El Camino Real
Entity Address, Address Line Two	Bldg. 4
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	(650)
Local Phone Number	507-0669
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ATNF
Security Exchange Name	NASDAQ
Warrants to purchase shares of Common Stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants to purchase shares of Common Stock
Trading Symbol	ATNFW
Security Exchange Name	NASDAQ